CONSOLIDATED BALANCE SHEETS (Parenthetical) - ₪ / shares		Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Common stock, par value		₪ 0.33	₪ 0.33
Common stock, shares authorized		60,000,000	60,000,000
Common Stock, Shares, Issued	[1]	23,475,431	23,475,431
Common Stock, Shares, Outstanding	[1]	23,475,431	23,475,431
Treasury stock, shares		3,666,789	3,581,851

[1]	Before considering treasury stock.